Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited)

Principal Amount†	Borrower/Tranche Description	Fair Value	Percentage of Net Assets
LOANS*: 145.3%
	Aerospace & Defense: 2.9%
1,500,000	AAdvantage Loyalty IP Ltd. 2021 Term Loan, 10.000%, (US0003M + 4.750%), 04/20/28	$1,536,161	1.0
841,532	Amentum Government Services Holdings LLC 2022 Term Loan, 9.147%, (TSFR1M + 4.000%), 02/15/29	824,701	0.5
1,754,162	Peraton Corp. Term Loan B, 8.953%, (TSFR1M + 3.750%), 02/01/28	1,726,909	1.2
298,489	Vertex Aerospace Services Corp. 2021 First Lien Term Loan, 8.953%, (TSFR1M + 3.750%), 12/06/28	299,086	0.2
		4,386,857	2.9

	Air Transport: 2.0%
408,151	LaserShip, Inc. 2021 Term Loan, 9.693%, (US0001M + 4.500%), 05/07/28	336,214	0.2
386,172	Savage Enterprises LLC 2021 Term Loan B, 8.467%, (TSFR1M + 3.250%), 09/15/28	386,293	0.2
575,663	ST GEO WARE + TR CO OF CAL INC 2022 TERM LOAN, 11.392%, (TSFR3M + 6.000%), 03/24/28	535,367	0.4
1,762,296	United Airlines, Inc. 2021 Term Loan B, 9.292%, (US0003M + 3.750%), 04/21/28	1,764,058	1.2
		3,021,932	2.0

	Auto Components: 2.1%
743,000	Clarios Global LP 2023 Incremental Term Loan, 8.853%, (TSFR1M + 3.750%), 05/06/30	741,143	0.5
696,364	Holley Purchaser, Inc. 2021 Term Loan, 9.184%, (TSFR3M + 3.750%), 11/17/28	598,873	0.4
483,863	RC Buyer, Inc. 2021 Term Loan, 9.004%, (TSFR3M + 3.500%), 07/28/28	470,556	0.3
869,861	Truck Hero, Inc. 2021 Term Loan B, 8.967%, (TSFR1M + 3.750%), 01/31/28	818,213	0.5
805,550	Wheel Pros, LLC 2021 Term Loan, 9.773%, (US0003M + 4.500%), 05/11/28	540,006	0.4
		3,168,791	2.1

	Automotive: 3.7%
833,687	Autokiniton US Holdings, Inc. 2021 Term Loan B, 9.584%, (US0001M + 4.500%), 04/06/28	830,249	0.6
596,947	Belron Finance US LLC 2021 USD Term Loan B, 7.800%, (US0003M + 2.430%), 04/13/28	596,872	0.4
449,894	Dealer Tire Financial, LLC Term Loan B2, 9.603%, (TSFR1M + 4.500%), 12/14/27	448,769	0.3
773,042	Gates Global LLC 2021 Term Loan B3, 7.703%, (TSFR1M + 2.500%), 03/31/27	769,998	0.5
519,489	IXS Holdings, Inc. 2020 Term Loan B, 9.479%, (TSFR3M + 4.250%), 03/05/27	455,527	0.3
856,511	Les Schwab Tire Centers Term Loan B, 8.443%, (US0001M + 3.250%), 11/02/27	852,942	0.6
608,234	Mister Car Wash Holdings, Inc. 2019 Term Loan B, 8.325%, (TSFR3M + 3.000%), 05/14/26	608,282	0.4
967,419	Wand NewCo 3, Inc. 2020 Term Loan, 7.413%, (US0001M + 2.750%), 02/05/26	961,221	0.6
		5,523,860	3.7

	Basic Materials: 1.3%
1,100,000	Ineos US Finance LLC 2023 USD Term Loan B, 8.753%, (TSFR1M + 3.500%), 02/18/30	1,094,795	0.7
967,688	Iris Holdings, Inc. 2022 Term Loan 1L, 9.895%, (TSFR3M + 4.750%), 06/28/28	828,582	0.6
		1,923,377	1.3

	Beverage & Tobacco: 0.3%
446,894	Triton Water Holdings, Inc Term Loan, 5.242%, (TSFR3M + 3.250%), 03/31/28	433,599	0.3

	Brokers, Dealers & Investment Houses: 0.1%
200,000	Brookfield Property REIT Inc. 1st Lien Term Loan B, 2.592%, (TSFR1M + 2.500%), 08/27/25	195,501	0.1

	Building & Development: 3.3%
496,134	American Builders & Contractors Supply Co., Inc. 2019 Term Loan, 7.203%, (SOFRRATE + 2.000%), 01/15/27	495,337	0.3

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
		Building & Development: (continued)
1,229,388		Applecaramel Buyer, LLC Term Loan B, 8.853%, (TSFR1M + 3.750%), 10/19/27	$1,221,063	0.8
426,714		Cornerstone Building Brands, Inc. 2021 Term Loan B, 8.497%, (TSFR1M + 3.250%), 04/12/28	410,446	0.3
443,027		CP Atlas Buyer, Inc. 2021 Term Loan B, 8.953%, (US0001M + 3.750%), 11/23/27	417,968	0.3
849,862		Foundation Building Materials Holding Company LLC 2021 Term Loan, 8.523%, (US0001M + 3.250%), 01/31/28	828,557	0.6
390		Latham Pool Products, Inc. 2022 Term Loan B, 9.314%, (SOFRRATE + 4.000%), 02/23/29	376	0.0
525,022		LBM Acquisition LLC Term Loan B, 8.943%, (TSFR3M + 3.750%), 12/17/27	506,646	0.3
908,463		LHS Borrower, LLC 2022 Term Loan B, 9.953%, (SOFRRATE + 4.750%), 02/16/29	763,109	0.5
225,000		Wilsonart LLC 2021 Term Loan E, 9.045%, 12/31/26	222,224	0.2
			4,865,726	3.3

		Business Equipment & Services: 7.3%
249,616		Anticimex International AB 2021 USD Term Loan B1, 8.450%, (US0003M + 3.500%), 11/16/28	247,120	0.2
981,259		APX Group, Inc. 2021 Term Loan B, 8.461%, (TSFR1M + 3.250%), 07/10/28	982,384	0.7
517,038		Belfor Holdings Inc. Term Loan B, 9.192%, (US0001M + 4.000%), 04/06/26	517,254	0.3
249,339	(1),(2)	Cyxtera DC Holdings, Inc. Term Loan B, 8.068%, (TSFR3M + 3.000%), 05/01/24	126,228	0.1
692,080		Endure Digital Inc. Term Loan, 8.792%, (US0001M + 3.500%), 02/10/28	642,337	0.4
663,657		Ensono, LP 2021 Term Loan, 9.288%, (TSFR1M + 4.000%), 05/26/28	599,227	0.4
272,744		Garda World Security Corporation 2022 Term Loan B, 9.327%, (SOFRRATE + 4.250%), 02/01/29	270,221	0.2
747,829		Indy US Bidco, LLC 2021 USD Term Loan, 8.853%, (TSFR1M + 3.750%), 03/05/28	675,383	0.5
395,859		Intrado Corporation 2017 Term Loan, 9.273%, (US0001M + 4.000%), 10/10/24	351,325	0.2
240,000		Intrado Corporation 2023 Term Loan B, 9.045%, (TSFR3M + 4.000%), 01/31/30	238,575	0.2
509,263		ION Trading Finance Limited 2021 USD Term Loan, 10.288%, (US0003M + 4.750%), 04/03/28	500,988	0.3
547,113		Learning Care Group, Inc. 2018 1st Lien Term Loan, 8.548%, (US0003M + 3.250%), 03/13/25	547,156	0.4
920,860		Milano Acquisition Corp Term Loan B, 9.239%, (TSFR3M + 4.000%), 10/01/27	907,047	0.6
731,485		Paysafe Holdings (US) Corp USD Term Loan B1, 7.967%, (TSFR1M + 2.750%), 06/28/28	710,912	0.5
264,641		PECF USS Intermediate Holding III Corporation Term Loan B, 9.523%, (US0003M + 4.250%), 12/15/28	215,333	0.1
800,000		Polaris Newco LLC USD Term Loan B, 9.545%, (US0001M + 4.000%), 06/02/28	737,000	0.5
86,826		Pre-Paid Legal Services, Inc. 2021 2nd Lien Term Loan, 12.193%, (US0003M + 7.000%), 12/14/29	79,012	0.1
641,393		Pre-Paid Legal Services, Inc. 2021 Term Loan, 8.943%, (US0001M + 3.750%), 12/15/28	633,535	0.4
174,558		Service Logic Acquisition, Inc Term Loan, 8.825%, (US0003M + 4.000%), 10/29/27	173,248	0.1
714,315		Skopima Merger Sub Inc. Term Loan B, 9.193%, (US0001M + 4.000%), 05/12/28	696,075	0.5
634,275		Verifone Systems, Inc. 2018 1st Lien Term Loan, 9.476%, (US0003M + 4.000%), 08/20/25	600,579	0.4
375,562		VM Consolidated, Inc. 2021 Term Loan B, 8.467%, (TSFR1M + 3.250%), 03/24/28	376,266	0.2
			10,827,205	7.3

		Cable & Satellite Television: 2.2%
661,625		Cogeco Financing 2 LP 2021 Incremental Term Loan B, 7.717%, (TSFR1M + 2.500%), 09/01/28	658,151	0.4

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
		Cable & Satellite Television: (continued)
1,621,526		DirecTV Financing, LLC Term Loan, 10.217%, (TSFR1M + 5.000%), 08/02/27	$1,588,805	1.1
422,854		Radiate Holdco, LLC 2021 Term Loan B, 8.478%, (TSFR3M + 3.250%), 09/25/26	354,193	0.2
750,000		UPC Financing Partnership 2021 USD Term Loan AX, 8.118%, (US0001M + 2.930%), 01/31/29	738,938	0.5
			3,340,087	2.2

		Chemicals & Plastics: 4.6%
369,000		Axalta Coating Systems Dutch Holding B.V 2022 USD Term Loan B4, 8.242%, (TSFR3M + 3.000%), 12/20/29	370,211	0.3
931,611		Charter NEX US, Inc. 2021 Term Loan, 8.967%, (TSFR1M + 3.750%), 12/01/27	924,527	0.6
350,000		CPC Acquisition Corp Term Loan, 9.254%, (TSFR3M + 3.750%), 12/29/27	267,750	0.2
429,675		INEOS Styrolution US Holding LLC 2021 USD Term Loan B, 7.967%, (TSFR1M + 2.750%), 01/29/26	429,299	0.3
582,005		Ineos US Finance LLC 2021 USD Term Loan B, 7.584%, (US0001M + 2.500%), 11/08/28	574,678	0.4
49,468	(3)	IPS Corporation 2021 Delayed Draw Term Loan, 8.896%, (US0003M + 3.750%), 10/02/28	46,091	0.0
285,704		IPS Corporation 2021 Term Loan, 8.953%, (TSFR1M + 3.750%), 10/02/28	266,205	0.2
411,671		Lonza Group AG USD Term Loan B, 9.267%, (TSFR3M + 3.930%), 07/03/28	348,067	0.2
190,000		NIC Acquisition Corp. Second Lien Term Loan, 13.254%, (TSFR3M + 7.750%), 12/29/28	83,600	0.1
181,814		Olympus Water US Holding Corporation 2021 USD Term Loan B, 9.254%, (TSFR3M + 3.750%), 11/09/28	175,451	0.1
393,641		PMHC II, Inc. 2022 Term Loan B, 9.304%, (TSFR3M + 4.250%), 04/23/29	348,091	0.2
122,987		PQ Corporation 2021 Term Loan B, 5.306%, (US0003M + 2.500%), 06/09/28	122,632	0.1
530,257		Sparta U.S. HoldCo LLC 2021 Term Loan, 8.386%, (TSFR1M + 3.250%), 08/02/28	527,407	0.4
905,000		Starfruit Finco B.V 2023 Term Loan, 8.990%, (TSFR3M + 4.000%), 04/03/28	897,647	0.6
421,478		Trinseo Materials Operating S.C.A. 2018 Term Loan, 7.538%, (US0001M + 2.000%), 09/06/24	407,215	0.3
500,000		Tronox Finance LLC 2021 Term Loan B, 7.443%, (US0001M + 2.250%), 03/10/28	498,125	0.3
496,222		W.R. Grace & Co.-Conn. 2021 Term Loan B, 9.313%, (US0003M + 3.750%), 09/22/28	494,051	0.3
			6,781,047	4.6

		Clothing/Textiles: 1.5%
697,950		ABG Intermediate Holdings 2 LLC 2021 Term Loan B1, 8.703%, (SOFRRATE + 3.500%), 12/21/28	696,031	0.5
150,000		Birkenstock GmbH & Co. KG USD Term Loan B, 5.098%, (US0003M + 3.250%), 04/28/28	149,250	0.1
590,000		Crocs, Inc. Term Loan B, 8.703%, (SOFRRATE + 3.500%), 02/20/29	591,844	0.4
324,188		Hanesbrands, Inc. 2023 Term Loan B, 8.853%, (TSFR1M + 3.750%), 03/08/30	325,808	0.2
460,000		Samsonite International S.A. 2023 Term Loan, 7.826%, (TSFR1M + 2.750%), 06/21/30	462,300	0.3
			2,225,233	1.5

		Commodities: 1.4%
564,711		Specialty Building Products Holdings, LLC 2021 Term Loan B, 8.443%, (TSFR1M + 3.250%), 10/15/28	538,328	0.4
335,000		Windsor Holdings III, LLC USD Term Loan B, 9.590%, (SOFRRATE + 4.500%), 06/21/30	330,185	0.2

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
		Commodities: (continued)
1,363,016		Yak Access, LLC 2023 Term Loan, 11.815%, (TSFR3M + 6.400%), 03/10/28	$1,172,193	0.8
			2,040,706	1.4

		Communications: 1.9%
520,845		AP Core Holdings II, LLC Amortization Term Loan B1, 10.693%, (TSFR1M + 5.500%), 09/01/27	500,825	0.3
293,155		AP Core Holdings II, LLC High-Yield Term Loan B2, 10.717%, (TSFR1M + 5.500%), 09/01/27	280,513	0.2
329,906		Charter Communications Operating, LLC 2019 Term Loan B2, 6.795%, (TSFR3M + 1.750%), 02/01/27	328,325	0.2
309,981		Global Tel*Link Corporation 2018 1st Lien Term Loan, 9.453%, (TSFR1M + 4.250%), 11/29/25	287,443	0.2
597,000		Go Daddy Operating Company, LLC 2022 Term Loan B5, 8.103%, (TSFR1M + 3.000%), 11/09/29	598,798	0.4
4,571	(4)	GTT Communications, Inc. 2022 Holdco Term Loan, 14.342% (PIK Rate 14.342%, Cash Rate 0.000%), 06/30/28	2,629	0.0
877		GTT Communications, Inc. 2022 Opco Term Loan, 12.241%, (TSFR1M + 4.618%), 12/30/27	741	0.0
112,780		SonicWall US Holdings Inc. 1st Lien Term Loan, 8.943%, (US0001M + 3.750%), 05/16/25	111,669	0.1
486,338		Tiger Acquisition, LLC 2021 Term Loan, 8.453%, (TSFR1M + 3.250%), 06/01/28	477,462	0.3
295,000		Virgin Media Bristol LLC 2023 USD Term Loan Y, 8.311%, (TSFR6M + 3.250%), 03/31/31	293,248	0.2
			2,881,653	1.9

		Consumer, Cyclical: 3.2%
438,325		American Axle and Manufacturing, Inc. 2022 Term Loan B, 8.580%, (TSFR6M + 3.500%), 12/13/29	437,777	0.3
845,230		Ascend Learning, LLC 2021 Term Loan, 8.584%, (TSFR1M + 3.500%), 12/11/28	799,270	0.5
278,600		BBB Industries LLC 2022 Term Loan, 10.337%, (TSFR1M + 5.250%), 07/25/29	265,105	0.2
480,257		BIFM CA Buyer Inc. Term Loan B, 8.717%, (TSFR1M + 3.500%), 06/01/26	478,456	0.3
905,450		Bombardier Recreational Products, Inc. 2022 Incremental Term Loan B, 8.603%, (TSFR1M + 3.500%), 12/13/29	907,007	0.6
835,000		GVC Holdings (Gibraltar) Limited 2022 Term Loan B, 8.437%, (TSFR1M + 3.500%), 10/31/29	834,583	0.6
175,045		MOTION FINCO SARL USD TERM LOAN B1, 8.409%, (US0003M + 3.250%), 11/12/26	173,806	0.1
366,300		Penn National Gaming, Inc. 2022 Term Loan B 1L, 7.953%, (TSFR1M + 2.750%), 05/03/29	365,441	0.3
506,175		Stars Group Holdings B.V. 2022 USD Term Loan B, 8.489%, (TSFR3M + 3.250%), 07/22/28	507,892	0.3
			4,769,337	3.2

		Consumer, Non-cyclical: 1.9%
722,960		CoreLogic, Inc. TL B 1L, 8.750%, (US0001M + 3.500%), 06/02/28	654,580	0.4
374,300		Fugue Finance B.V. 2023 USD Term Loan B, 9.764%, (TSFR3M + 4.500%), 01/31/28	374,066	0.3
134,708		Indy US Bidco, LLC 2023 USD Incremental Term Loan B, 10.892%, (TSFR1M + 6.250%), 03/06/28	127,636	0.1
695,000		KUEHG Corp. 2023 Term Loan, 10.239%, (TSFR3M + 5.000%), 06/12/30	689,353	0.5
955,200		SUNSHINE INVESTMENTS B V 2022 USD TERM LOAN, 9.336%, (TSFR3M + 4.250%), 07/12/29	951,618	0.6
			2,797,253	1.9

		Containers & Glass Products: 4.9%
674,807		Altium Packaging LLC 2021 Term Loan B, 7.943%, (TSFR1M + 2.750%), 02/03/28	669,043	0.4
900,900		Clydesdale Acquisition Holdings Inc Term Loan B, 9.378%, (TSFR1M + 4.180%), 04/13/29	888,426	0.6

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
	Containers & Glass Products: (continued)
294,881	Graham Packaging Company Inc. 2021 Term Loan, 8.217%, (TSFR1M + 3.000%), 08/04/27	$293,238	0.2
583,109	Plastipak Packaging, Inc. 2021 Term Loan B, 7.750%, (US0001M + 2.500%), 12/01/28	583,716	0.4
952,659	Pretium PKG Holdings, Inc. 2021 1st Lien Term Loan, 9.291%, (US0003M + 4.000%), 10/02/28	714,970	0.5
280,000	Pretium PKG Holdings, Inc. 2021 2nd Lien Term Loan, 12.116%, (US0003M + 6.750%), 10/01/29	151,200	0.1
1,024,690	Pro Mach Group, Inc. 2021 Term Loan B, 9.193%, (US0001M + 4.000%), 08/31/28	1,023,410	0.7
616,472	Reynolds Group Holdings Inc. 2021 Term Loan B, 8.467%, (TSFR1M + 3.250%), 09/24/28	615,047	0.4
1,336,682	Titan Acquisition Limited 2018 Term Loan B, 8.731%, (US0003M + 3.000%), 03/28/25	1,306,607	0.9
640,201	TricorBraun Holdings, Inc. 2021 Term Loan, 8.467%, (TSFR1M + 3.250%), 03/03/28	624,825	0.4
432,389	Trident TPI Holdings, Inc. 2021 Incremental Term Loan, 9.538%, (US0003M + 4.000%), 09/15/28	426,521	0.3
		7,297,003	4.9

	Drugs: 1.4%
976,734	Amneal Pharmaceuticals LLC 2018 Term Loan B, 8.584%, (TSFR1M + 3.500%), 05/04/25	943,465	0.6
1,211,771	Jazz Financing Lux S.a.r.l. USD Term Loan, 8.864%, (US0001M + 3.500%), 05/05/28	1,211,865	0.8
		2,155,330	1.4

	Ecological Services & Equipment: 0.5%
709,200	Clean Harbors Inc. 2021 Incremental Term Loan B, 7.193%, (US0001M + 2.000%), 10/08/28	710,087	0.5

	Electronics/Electrical: 8.9%
702,970	Altar Bidco, Inc. 2021 Term Loan, 8.142%, (US0003M + 3.100%), 02/01/29	694,476	0.5
175,000	Brave Parent Holdings, Inc. 1st Lien Term Loan, 4.090%, (US0001M + 4.000%), 04/18/25	173,396	0.1
363,111	CentralSquare Technologies, LLC 2018 1st Lien Term Loan, 9.142%, (US0003M + 3.750%), 08/29/25	340,643	0.2
521,935	Chamberlain Group Inc Term Loan B, 8.453%, (TSFR1M + 3.250%), 11/03/28	510,952	0.3
727,638	Cloudera, Inc. 2021 Term Loan, 8.953%, (TSFR1M + 3.750%), 10/08/28	712,175	0.5
398,925	ConnectWise, LLC 2021 Term Loan B, 8.693%, (US0003M + 3.500%), 09/29/28	389,451	0.3
370,384	Creation Technologies Inc. 2021 Term Loan, 10.723%, (US0003M + 5.500%), 10/05/28	342,606	0.2
225,000	DG Investment Intermediate Holdings 2, Inc. 2021 2nd Lien Term Loan, 11.967%, (TSFR1M + 6.750%), 03/30/29	200,602	0.1
419,074	DG Investment Intermediate Holdings 2, Inc. 2021 Term Loan, 8.967%, (TSFR1M + 3.750%), 03/31/28	412,297	0.3
432,038	EagleView Technology Corporation 2018 Add On Term Loan B, 9.038%, (US0003M + 3.500%), 08/14/25	382,569	0.3
38,539	Epicor Software Corporation 2020 Term Loan, 6.365%, (US0001M + 3.250%), 07/30/27	38,117	0.0
294,192	Grab Holdings Inc Term Loan B, 9.700%, (US0003M + 4.500%), 01/29/26	294,422	0.2
1,145,163	Greeneden U.S. Holdings II, LLC 2020 USD Term Loan B, 9.193%, (TSFR1M + 4.000%), 12/01/27	1,143,588	0.8
820,403	II-VI Incorporated 2022 Term Loan B, 7.967%, (TSFR1M + 2.750%), 07/02/29	821,087	0.6
608,839	Illuminate Merger Sub Corp. 1st Lien Term Loan, 8.476%, (US0003M + 3.000%), 07/21/28	593,509	0.4
299,226	Ingram Micro Inc. 2021 Term Loan B, 9.044%, (US0003M + 3.500%), 06/30/28	298,727	0.2
365,000	MH Sub I, LLC 2021 2nd Lien Term Loan, 11.353%, (TSFR1M + 6.250%), 02/23/29	319,432	0.2

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
	Electronics/Electrical: (continued)
675,440	Mitchell International, Inc. 2021 Term Loan B, 8.943%, (US0001M + 3.750%), 10/15/28	$661,826	0.4
1,138	Planview Parent, Inc. Term Loan, 9.504%, (TSFR3M + 4.000%), 12/17/27	1,085	0.0
985,000	Proofpoint, Inc. 1st Lien Term Loan, 8.442%, (TSFR1M + 3.250%), 08/31/28	965,163	0.6
1,469,017	Quest Software US Holdings Inc. 2022 Term Loan, 9.445%, (SOFRRATE + 4.250%), 02/01/29	1,148,404	0.8
1,571,276	Rackspace Technology Global, Inc. 2021 Term Loan B, 7.996%, (TSFR1M + 2.750%), 02/15/28	730,250	0.5
671,883	Rocket Software, Inc. 2018 Term Loan, 9.467%, (US0001M + 4.250%), 11/28/25	666,424	0.4
1,489,924	Ultimate Software Group Inc (The) 2021 Term Loan, 8.271%, (TSFR3M + 3.250%), 05/04/26	1,464,199	1.0
		13,305,400	8.9

	Energy: 1.4%
613,463	Brazos Delaware II, LLC 2023 Term Loan B, 8.896%, (TSFR1M + 3.750%), 02/11/30	608,938	0.4
858,423	Oryx Midstream Services Permian Basin LLC Term Loan B, 8.539%, (TSFR1M + 3.250%), 10/05/28	858,871	0.6
448,604	Profrac Services, LLC 2022 Term Loan, 12.410%, (SOFRRATE + 7.250%), 03/04/25	449,725	0.3
199,000	UGI Energy Services, LLC 2023 Term Loan B, 8.453%, (TSFR1M + 3.250%), 02/22/30	197,827	0.1
		2,115,361	1.4

	Equipment Leasing: 0.6%
374,300	Albion Financing 3 SARL USD Term Loan, 10.523%, (US0003M + 5.250%), 08/17/26	367,750	0.2
586,510	Rent-A-Center, Inc. 2021 First Lien Term Loan B, 8.563%, (US0003M + 3.250%), 02/17/28	584,310	0.4
		952,060	0.6

	Financial: 7.5%
438,636	Advisor Group, Inc. 2021 Term Loan, 9.692%, (US0001M + 4.500%), 07/31/26	439,486	0.3
582,075	Alliant Holdings Intermediate, LLC 2023 Term Loan B5, 8.647%, (TSFR1M + 3.500%), 11/05/27	579,528	0.4
245,826	AllSpring Buyer LLC Term Loan B, 8.529%, (TSFR3M + 3.250%), 11/01/28	242,200	0.2
1,333,300	AmWINS Group, Inc. 2023 Incremental Term Loan B, 7.834%, (TSFR1M + 2.750%), 02/19/28	1,331,495	0.9
731,403	Aretec Group, Inc. 2018 Term Loan, 9.334%, (TSFR1M + 4.250%), 10/01/25	732,031	0.5
1,716,253	Citadel Securities LP 2021 Term Loan B, 7.717%, (TSFR1M + 2.500%), 02/02/28	1,715,794	1.1
1,224,320	Edelman Financial Center, LLC 2021 Term Loan B, 8.943%, (US0001M + 3.750%), 04/07/28	1,195,590	0.8
437,428	Focus Financial Partners, LLC 2021 Term Loan, 7.603%, (TSFR1M + 2.500%), 06/30/28	432,963	0.3
545,875	Focus Financial Partners, LLC 2022 Term Loan B5, 8.353%, (TSFR1M + 3.250%), 06/30/28	542,600	0.4
362,143	Forest City Enterprises, L.P. 2019 Term Loan B, 8.717%, (TSFR1M + 3.500%), 12/08/25	281,264	0.2
446,969	HighTower Holdings LLC 2021 Term Loan B, 9.150%, (US0001M + 4.000%), 04/21/28	438,030	0.3
1,492,500	Hub International Limited 2022 Term Loan B, 9.072%, (TSFR3M + 4.000%), 11/10/29	1,493,355	1.0
145,000	IMA Financial Group, Inc. 2023 Incremental Term Loan, 9.439%, (TSFR1M + 4.250%), 11/01/28	144,456	0.1
1,261,145	Jane Street Group, LLC 2021 Term Loan, 7.967%, (TSFR1M + 2.750%), 01/26/28	1,259,569	0.8
344,138	Walker & Dunlop, Inc. 2022 Incremental Term Loan B, 8.203%, (SOFRRATE + 3.000%), 12/16/28	344,998	0.2
		11,173,359	7.5

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
		Financial Intermediaries: 3.0%
295,000		AqGen Ascensus, Inc. 2021 2nd Lien Term Loan, 11.688%, (US0003M + 6.500%), 08/02/29	$265,500	0.2
763,399		AqGen Island Holdings, Inc. Term Loan, 8.693%, (TSFR1M + 3.500%), 08/02/28	752,425	0.5
275,000		Blackhawk Network Holdings, Inc 2018 1st Lien Term Loan, 3.090%, (US0001M + 3.000%), 06/15/25	273,174	0.2
125,000		Blackstone Mortgage Trust, Inc. 2021 Term Loan B2, 7.385%, (US0001M + 2.750%), 04/23/26	118,125	0.1
731,963		Castlelake Aviation Limited Term Loan B, 8.302%, (US0003M + 2.750%), 10/22/26	729,472	0.5
584,928		Deerfield Dakota Holding, LLC 2020 USD Term Loan B, 8.992%, (TSFR3M + 3.750%), 04/09/27	568,294	0.4
337,224		First Eagle Holdings, Inc. 2020 Term Loan B, 8.038%, (US0003M + 2.500%), 02/01/27	332,482	0.2
559,781		Trans Union, LLC 2021 Term Loan B6, 7.467%, (TSFR1M + 2.250%), 12/01/28	559,145	0.4
811,800		VFH Parent LLC 2022 Term Loan B, 8.189%, (SOFRRATE + 3.000%), 01/13/29	810,024	0.5
			4,408,641	3.0

		Food Products: 2.9%
972,010		8th Avenue Food & Provisions, Inc. 2018 1st Lien Term Loan, 8.967%, (TSFR1M + 3.750%), 10/01/25	903,970	0.6
542,984		8th Avenue Food & Provisions, Inc. 2021 Incremental Term Loan, 9.834%, (TSFR1M + 4.750%), 10/01/25	509,727	0.4
150,000		B&G Foods, Inc. 2019 Term Loan B4, 7.070%, (US0001M + 2.500%), 10/10/26	147,375	0.1
660,000		BCPE North Star US HoldCo 2, Inc. 2021 2nd Lien Term Loan, 12.788%, (US0003M + 7.250%), 06/08/29	564,300	0.4
635,056		CHG PPC Parent LLC 2021 Term Loan, 8.239%, (TSFR1M + 3.000%), 12/08/28	631,086	0.4
797,983		IRB Holding Corp 2022 Term Loan B, 8.203%, (TSFR1M + 3.000%), 12/15/27	793,827	0.5
731,670		Primary Products Finance LLC Term Loan, 9.040%, (US0003M + 4.000%), 03/31/29	731,212	0.5
			4,281,497	2.9

		Food Service: 0.7%
979,695		1011778 B.C. Unlimited Liability Company Term Loan B4, 6.942%, (US0001M + 1.750%), 11/19/26	973,343	0.7

		Food/Drug Retailers: 2.1%
431,155		EG Finco Limited 2018 USD Term Loan, 9.084%, (TSFR1M + 4.000%), 02/07/25	424,796	0.3
1,241,117		Moran Foods, LLC 2022 Extended 2nd Lien Term Loan, 12.489%, (TSFR3M + 4.680%), 12/31/26	899,810	0.6
1,457,191		Moran Foods, LLC 2022 Extended Term Loan, 12.215%, (TSFR3M + 4.680%), 06/30/26	1,344,258	0.9
728,030	(5)	Moran Foods, LLC Incremental FLSO Loan, 12.215%, (TSFR3M + 4.680%), 06/30/26	527,822	0.3
			3,196,686	2.1

		Forest Products: 0.2%
355,020		Spa Holdings 3 Oy USD Term Loan B, 9.288%, (US0003M + 3.750%), 02/04/28	333,423	0.2

		Health Care: 9.6%
399,421		Accelerated Health Systems, LLC 2022 Term Loan B, 9.642%, (TSFR3M + 4.250%), 02/15/29	325,329	0.2
125,180	(3)	Athenahealth, Inc. 2022 Delayed Draw Term loan, 8.142%, (SOFRRATE + 3.500%), 02/15/29	120,061	0.1
1,016,422		Athenahealth, Inc. 2022 Term Loan B, 8.589%, (TSFR1M + 3.500%), 02/15/29	974,858	0.7
223,459		Avantor Funding, Inc. 2021 Term Loan B5, 7.453%, (TSFR1M + 2.250%), 11/08/27	223,624	0.1
447,000		Bausch Health Companies Inc. 2022 Term Loan B, 10.426%, (TSFR3M + 5.250%), 02/01/27	338,491	0.2

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
	Health Care: (continued)
443,763	Carestream Dental Equipment, Inc 2021 Term Loan, 10.231%, (US0003M + 4.500%), 09/01/24	$388,292	0.3
397,962	CCRR Parent, Inc Term Loan B, 8.967%, (TSFR1M + 3.750%), 03/06/28	384,034	0.3
957,938	CHG Healthcare Services Inc. 2021 Term Loan, 8.443%, (US0001M + 3.250%), 09/29/28	954,212	0.6
643,388	Covetrus, Inc. 2022 1st Lien Term Loan, 10.242%, (TSFR3M + 5.000%), 10/13/29	600,964	0.4
471,884	Curia Global, Inc. 2021 Term Loan, 8.895%, (TSFR3M + 3.750%), 08/30/26	408,475	0.3
491,317	DaVita, Inc. 2020 Term Loan B, 6.967%, (TSFR1M + 1.750%), 08/12/26	485,048	0.3
487,460	Gloves Buyer, Inc. 2021 Term Loan, 9.217%, (TSFR1M + 4.000%), 12/29/27	464,306	0.3
493,504	GoodRx, Inc. 1st Lien Term Loan, 7.943%, (US0001M + 2.750%), 10/10/25	492,755	0.3
10,552	Heartland Dental, LLC 2021 Incremental Term Loan, 9.202%, (TSFR1M + 4.000%), 04/30/25	10,367	0.0
397,995	Medical Solutions Holdings, Inc. 2021 1st Lien Term Loan, 8.614%, (TSFR3M + 3.250%), 11/01/28	375,856	0.3
1,076,375	Medline Borrower, LP USD Term Loan B, 8.353%, (TSFR1M + 3.250%), 10/23/28	1,065,419	0.7
150,000	National Mentor Holdings, Inc. 2021 2nd Lien Term Loan, 12.592%, (TSFR3M + 7.250%), 03/02/29	76,875	0.0
28,622	National Mentor Holdings, Inc. 2021 Term Loan C, 9.092%, (TSFR3M + 3.750%), 03/02/28	21,753	0.0
827,181	National Mentor Holdings, Inc. 2021 Term Loan, 8.981%, (TSFR1M + 3.750%), 03/02/28	628,658	0.4
374,726	Pacific Dental Services,LLC 2021 Term Loan, 8.704%, (US0001M + 3.500%), 05/05/28	373,672	0.2
249,038	Packaging Coordinators Midco, Inc. 2020 1st Lien Term Loan, 8.739%, (TSFR3M + 3.500%), 11/30/27	246,081	0.2
442,764	Parexel International Corporation 2021 1st Lien Term Loan, 8.443%, (TSFR1M + 3.250%), 11/15/28	439,957	0.3
267,300	Perrigo Investments, LLC Term Loan B, 7.453%, (TSFR1M + 2.350%), 04/20/29	265,629	0.2
462,021	Phoenix Guarantor Inc 2020 Term Loan B, 8.443%, (US0001M + 3.250%), 03/05/26	456,855	0.3
295,876	Pluto Acquisition I, Inc. 2021 1st Lien Term Loan, 9.476%, (US0003M + 4.000%), 06/22/26	243,112	0.2
284,514	Press Ganey Holdings, Inc. 2022 Incremental Term Loan, 8.855%, (TSFR1M + 3.750%), 07/24/26	276,216	0.2
432,803	RegionalCare Hospital Partners Holdings, Inc. 2018 Term Loan B, 9.023%, (US0003M + 3.750%), 11/16/25	402,507	0.3
300,974	RxBenefits, Inc. 2020 Term Loan, 9.746%, (TSFR1M + 4.500%), 12/20/27	291,945	0.2
1,035,000	Sotera Health Holdings, LLC 2021 Term Loan, 8.023%, (US0003M + 2.750%), 12/11/26	1,025,782	0.7
950,566	Surgery Center Holdings, Inc. 2021 Term Loan, 8.896%, (US0001M + 3.750%), 08/31/26	950,458	0.6
350,169	U.S. Anesthesia Partners, Inc. 2021 Term Loan, 9.420%, (US0001M + 4.250%), 10/01/28	329,847	0.2
735,476	Verscend Holding Corp. 2021 Term Loan B, 9.217%, (US0001M + 4.000%), 08/27/25	735,821	0.5
		14,377,259	9.6

	Home Furnishings: 1.3%
751,613	Conair Holdings, LLC Term Loan B, 9.288%, (US0003M + 3.750%), 05/17/28	710,744	0.5
895,925	Solis IV BV USD Term Loan B1, 8.666%, (TSFR3M + 3.500%), 02/26/29	854,209	0.6
413,137	Weber-Stephen Products LLC Term Loan B, 8.467%, (TSFR1M + 3.250%), 10/30/27	368,725	0.2
		1,933,678	1.3

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
	Industrial: 5.8%
361,333	ADS Tactical, Inc. 2021 Term Loan B, 10.943%, (US0001M + 5.750%), 03/19/26	$345,073	0.2
363,524	Aegion Corporation Term Loan, 9.942%, (TSFR1M + 4.750%), 05/17/28	353,754	0.2
491,250	Allied Universal Holdco LLC 2021 USD Incremental Term Loan B, 8.953%, (TSFR1M + 3.750%), 05/12/28	477,311	0.3
260,000	Aramark Services, Inc. 2023 Term Loan B6, 7.717%, (SOFRRATE + 2.500%), 06/22/30	259,675	0.2
184,534	Belfor Holdings Inc. 2022 Incremental Term Loan, 9.353%, (SOFRRATE + 4.250%), 04/06/26	184,995	0.1
582,303	Berry Global, Inc. 2021 Term Loan Z, 6.972%, (US0001M + 1.750%), 07/01/26	582,108	0.4
362,263	Brown Group Holding LLC 2022 Term Loan B2 1L, 8.852%, (TSFR3M + 3.750%), 07/02/29	362,004	0.2
310,000	Crown Subsea Communications Holding,Inc. 2023 Incremental Term Loan, 10.525%, (TSFR1M + 5.250%), 04/27/27	310,775	0.2
421,606	Emrld Borrower LP Term Loan B, 8.264%, (TSFR3M + 3.000%), 05/31/30	422,132	0.3
305,000	LSF11 Trinity Bidco, Inc. Term Loan, 9.647%, (TSFR3M + 4.500%), 04/26/30	302,331	0.2
755,000	Neptune Bidco US Inc 2022 USD Term Loan B, 10.004%, (TSFR3M + 5.000%), 04/11/29	667,074	0.4
415,865	Northstar Group Services, INC. 2020 Term Loan B, 10.717%, (TSFR1M + 5.500%), 11/12/26	413,785	0.3
496,250	Oscar AcquisitionCo, LLC Term Loan B, 9.842%, (SOFRRATE + 4.500%), 04/29/29	485,550	0.3
299,920	Project Castle, Inc. Term Loan B 1L, 10.412%, (TSFR3M + 5.500%), 06/01/29	254,932	0.2
989,975	Quikrete Holdings, Inc. 2021 Term Loan B1, 8.217%, (TSFR1M + 3.000%), 03/18/29	991,831	0.7
360,482	Rockwood Service Corporation 2020 Term Loan, 9.148%, (TSFR1M + 4.000%), 01/23/27	361,609	0.2
673,376	Smyrna Ready Mix Concrete, LLC Term Loan B, 9.337%, (TSFR1M + 4.250%), 04/02/29	674,217	0.5
453,863	TransDigm, Inc. 2023 Term Loan I, 8.492%, (TSFR3M + 3.250%), 08/24/28	453,940	0.3
245,019	Tutor Perini Corporation Term Loan B, 10.254%, (TSFR1M + 4.750%), 08/18/27	223,989	0.2
579,797	U.S. Silica Company 2023 Term Loan B, 9.953%, (TSFR1M + 4.750%), 03/25/30	576,536	0.4
		8,703,621	5.8

	Industrial Equipment: 3.6%
382,087	AI Aqua Merger Sub, Inc. 2021 1st Lien Term Loan B, 8.901%, (TSFR1M + 3.750%), 07/31/28	374,923	0.2
491,088	Alliance Laundry Systems LLC Term Loan B, 8.559%, (TSFR3M + 3.500%), 10/08/27	490,435	0.3
623,438	Chart Industries, Inc. 2023 Term Loan B, 8.941%, (TSFR1M + 3.750%), 03/15/30	623,437	0.4
380,188	Clark Equipment Company 2022 Term Loan B, 7.842%, (TSFR3M + 2.500%), 04/20/29	380,781	0.3
249,367	CMBF LLC Term Loan, 11.146%, (US0001M + 6.000%), 08/02/28	249,679	0.2
375,000	Crown Subsea Communications Holding,Inc. 2021 Term Loan, 10.275%, (TSFR1M + 5.000%), 04/27/27	375,391	0.3
748,125	Filtration Group Corporation 2023 USD Term Loan, 9.326%, (TSFR1M + 4.250%), 10/21/28	747,541	0.5
492,462	Madison IAQ LLC Term Loan, 8.302%, (US0003M + 3.250%), 06/21/28	481,734	0.3
450,000	SPX Flow, Inc. 2022 Term Loan, 9.703%, (TSFR1M + 4.500%), 04/05/29	443,625	0.3
931,891	Vertical US Newco Inc Term Loan B, 8.602%, (US0006M + 3.500%), 07/30/27	926,552	0.6
330,740	Watlow Electric Manufacturing Company Term Loan B, 9.057%, (TSFR3M + 3.750%), 03/02/28	327,984	0.2
		5,422,082	3.6

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
		Insurance: 3.5%
767,362		Acrisure, LLC 2020 Term Loan B, 8.693%, (US0001M + 3.500%), 02/15/27	$747,858	0.5
721,184		Acrisure, LLC 2021 First Lien Term Loan B, 9.428%, (US0001M + 4.250%), 02/15/27	708,262	0.5
261,553		Acrisure, LLC 2021 Incremental Term Loan B, 8.928%, (US0001M + 3.750%), 02/15/27	256,649	0.2
495,000		Broadstreet Partners, Inc. 2023 Term Loan B3, 9.160%, (TSFR1M + 4.000%), 01/27/29	493,453	0.3
371,509		IMA Financial Group, Inc. Term Loan, 8.693%, (US0001M + 3.500%), 11/01/28	368,026	0.2
895,448		NFP Corp. 2020 Term Loan, 8.467%, (TSFR1M + 3.250%), 02/15/27	878,379	0.6
852,180		OneDigital Borrower LLC 2021 Term Loan, 9.453%, (SOFRRATE + 4.250%), 11/16/27	840,108	0.6
951,855		Sedgwick Claims Management Services, Inc. 2023 Term Loan B, 8.853%, (TSFR1M + 3.750%), 02/17/28	947,170	0.6
			5,239,905	3.5

		Leisure Good/Activities/Movies: 4.2%
349,016		Alterra Mountain Company 2021 Series B-2 Consenting Term Loan, 8.693%, (US0001M + 3.500%), 08/17/28	348,841	0.3
375,000		Cinemark USA, Inc. 2023 Term Loan B, 8.834%, (TSFR1M + 3.750%), 05/24/30	373,946	0.3
225,000		City Football Group Limited Term Loan, 7.508%, (US0003M + 3.000%), 07/21/28	221,625	0.1
1,104,501		CWGS Group, LLC 2021 Term Loan B, 7.662%, (US0001M + 2.500%), 06/03/28	1,056,869	0.7
200,000		Fitness International, LLC 2018 Term Loan B, 4.250%, (TSFR3M + 3.250%), 04/18/25	199,219	0.1
345,000		Formula One Holdings Limited Term Loan B, 8.103%, (TSFR1M + 3.000%), 01/15/30	345,401	0.2
1,013,343		Hayward Industries, Inc. 2022 Term Loan, 8.453%, (TSFR1M + 3.250%), 05/30/28	997,192	0.7
392,929		MajorDrive Holdings IV LLC Term Loan B, 9.500%, (US0003M + 4.000%), 06/01/28	384,948	0.3
24,955		Motion Finco Sarl Delayed Draw Term Loan B2, 4.322%, (US0003M + 3.250%), 11/04/26	24,778	0.0
643,418		Playtika Holding Corp 2021 Term Loan, 7.943%, (US0001M + 2.750%), 03/13/28	641,960	0.4
550,000		Renaissance Learning, Inc. 2018 Add On Term Loan, 9.834%, (TSFR1M + 4.750%), 04/05/30	544,156	0.4
499,710		SRAM, LLC 2021 Term Loan B, 7.943%, (US0001M + 2.750%), 05/18/28	496,275	0.3
294,511		The Knot Worldwide Inc. 2022 Term Loan, 9.649%, (TSFR1M + 4.500%), 12/19/25	294,879	0.2
269,325		Topgolf Callaway Brands Corp. Term Loan B, 8.703%, (TSFR1M + 3.500%), 03/15/30	269,123	0.2
			6,199,212	4.2

		Leisure Time: 0.1%
210,000		Alterra Mountain Company 2023 Term Loan B, 8.953%, (TSFR1M + 3.750%), 05/31/30	210,000	0.1

		Lodging & Casinos: 5.7%
697,765	(4)	24 Hour Fitness Worldwide, Inc. 2021 Delayed Draw Term Loan, 14.476%, (US0003M + 9.000%) (PIK Rate 7.000%, Cash Rate 6.735%), 09/29/25	627,989	0.4
1,142,469	(4)	24 Hour Fitness Worldwide, Inc. 2021 Exit Delayed Draw Term Loan, 17.655%, (US0003M + 14.000%) (PIK Rate 12.000%, Cash Rate 6.735%), 09/29/26	628,358	0.4
732,769		Arches Buyer Inc. 2021 Term Loan B, 8.453%, (US0001M + 3.250%), 12/06/27	706,206	0.5
460,390		ClubCorp Club Operations, Inc. 2017 Incremental Term Loan, 8.288%, (US0003M + 2.750%), 09/18/24	442,139	0.3
496,231		Fertitta Entertainment, LLC 2022 Term Loan B, 9.103%, (SOFRRATE + 4.000%), 01/27/29	491,036	0.3

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
		Lodging & Casinos: (continued)
613,150		Flynn Restaurant Group LP 2021 Term Loan B, 9.467%, (TSFR1M + 4.250%), 12/01/28	$606,443	0.4
460,000		Golden Entertainment, Inc. 2023 Term Loan B, 7.939%, (TSFR1M + 2.750%), 05/28/30	460,000	0.3
787,200		Hilton Grand Vacations Borrower LLC 2021 Term Loan B, 8.239%, (TSFR1M + 3.000%), 08/02/28	785,888	0.5
500,000		Hilton Worldwide Finance, LLC 2019 Term Loan B2, 6.939%, (TSFR1M + 1.750%), 06/22/26	500,085	0.4
475,000		Kingpin Intermediate Holdings LLC 2023 Term Loan B, 8.584%, (TSFR1M + 3.500%), 02/08/28	472,625	0.3
970,000	(2),(5)	NPC International, Inc. 2nd Lien Term Loan, 1.000%, 04/18/25	–	0.0
638,916		Scientific Games Holdings LP 2022 USD Term Loan B, 8.421%, (TSFR3M + 3.500%), 04/04/29	632,127	0.4
990,000		Scientific Games International, Inc. 2022 USD Term Loan, 8.248%, (TSFR1M + 3.000%), 04/14/29	990,088	0.7
248,699		Station Casinos LLC 2020 Term Loan B, 7.450%, (US0001M + 2.250%), 02/08/27	248,322	0.2
923,667		Twin River Worldwide Holdings, Inc. 2021 Term Loan B, 8.396%, (US0001M + 3.250%), 10/02/28	904,385	0.6
			8,495,691	5.7

		Oil & Gas: 2.6%
85,247	(2)	Glass Mountain Pipeline Holdings, LLC 2021 Exit Term Loan, 9.610%, (US0001M + 4.500%), 10/28/27	76,083	0.1
477,703		ITT Holdings LLC 2021 Term Loan, 7.967%, (US0001M + 2.750%), 07/10/28	474,419	0.3
407,224		M6 ETX Holdings II Midco LLC 2022 Term Loan B 1L, 9.677%, (TSFR1M + 4.500%), 09/19/29	404,678	0.3
473,279		Medallion Midland Acquisition, LLC 2021 Term Loan, 8.989%, (TSFR3M + 3.750%), 10/18/28	470,765	0.3
661,544		NorthRiver Midstream Finance LP 2018 Term Loan B, 8.427%, (US0003M + 3.250%), 10/01/25	661,626	0.4
668,566		TransMontaigne Operating Company L.P. Term Loan B, 8.698%, (TSFR1M + 3.500%), 11/17/28	660,731	0.4
904,570		Traverse Midstream Partners LLC 2017 Term Loan, 8.937%, (TSFR1M + 3.750%), 02/16/28	899,482	0.6
290,000		Whitewater Whistler Holdings, LLC 2023 Term Loan B, 8.148%, (TSFR3M + 3.250%), 02/15/30	290,242	0.2
			3,938,026	2.6

		Packaging&Containers: 0.3%
428,518		Trident TPI Holdings, Inc. 2023 USD Term Loan, 9.742%, (TSFR3M + 4.500%), 09/15/28	423,965	0.3

		Publishing: 0.9%
881,128		Cengage Learning, Inc. 2021 Term Loan B, 9.880%, (US0003M + 4.750%), 07/14/26	865,322	0.6
447,286		McGraw-Hill Global Education Holdings, LLC 2021 Term Loan, 10.114%, (TSFR3M + 4.750%), 07/28/28	420,100	0.3
			1,285,422	0.9

		Radio & Television: 2.0%
368,975		Clear Channel Outdoor Holdings, Inc. Term Loan B, 8.807%, (US0003M + 3.500%), 08/21/26	353,491	0.2
546,867		CMG Media Corporation 2021 Term Loan, 8.842%, (TSFR3M + 3.500%), 12/17/26	491,223	0.3
4,767,826	(1),(2),(6)	Diamond Sports Group, LLC 2022 2nd Lien Term Loan, 8.391%, 08/24/26	162,902	0.1
290,000		E.W. Scripps Company (The) 2019 Term Loan B2, 7.778%, 05/01/26	285,356	0.2
166,667		Entercom Media Corp. 2019 Term Loan, 7.717%, (TSFR1M + 2.500%), 11/18/24	91,250	0.1
391,725		Gray Television, Inc. 2021 Term Loan D, 8.275%, (TSFR1M + 3.000%), 12/01/28	384,087	0.3
358,849		iHeartCommunications, Inc. 2020 Term Loan, 8.217%, (TSFR1M + 3.000%), 05/01/26	312,199	0.2

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
	Radio & Television: (continued)
458,874	NASCAR Holdings, Inc Term Loan B, 7.717%, (TSFR1M + 2.500%), 10/19/26	$460,065	0.3
433,400	WideOpenWest Finance LLC 2021 Term Loan B, 7.898%, (TSFR3M + 3.000%), 12/20/28	429,036	0.3
		2,969,609	2.0

	Rail Industries: 1.3%
317,473	Avis Budget Car Rental, LLC 2022 Term Loan C, 8.587%, (TSFR1M + 3.500%), 03/16/29	318,514	0.2
299,025	Kenan Advantage Group, Inc. 2021 Term Loan B1, 9.477%, (TSFR3M + 3.750%), 03/24/26	298,325	0.2
205,000	Kenan Advantage Group, Inc. 2023 Term Loan, 9.727%, (TSFR3M + 4.000%), 03/24/26	205,000	0.1
733,163	Uber Technologies, Inc. 2023 Term Loan B, 8.014%, (TSFR3M + 2.750%), 03/03/30	734,155	0.5
360,000	XPO Logistics, Inc. 2023 Term Loan B, 7.141%, (TSFR1M + 2.000%), 05/24/28	361,538	0.3
		1,917,532	1.3

	REITS: 0.3%
369,075	RHP Hotel Properties, LP 2023 Term Loan B, 7.853%, (TSFR1M + 2.750%), 05/18/30	369,260	0.3

	Retailers (Except Food & Drug): 6.2%
395,349	Anastasia Parent, LLC 2018 Term Loan B, 9.254%, (US0003M + 3.750%), 08/11/25	304,542	0.2
598,713	CNT Holdings I Corp 2020 Term Loan, 8.459%, (TSFR3M + 3.500%), 11/08/27	597,091	0.4
1,686,977	Great Outdoors Group, LLC 2021 Term Loan B1, 8.943%, (US0001M + 3.750%), 03/06/28	1,676,433	1.1
1,062,975	Harbor Freight Tools USA, Inc. 2021 Term Loan B, 7.967%, (TSFR1M + 2.750%), 10/19/27	1,050,352	0.7
494,039	Jo-Ann Stores, Inc. 2021 Term Loan B1, 10.018%, (US0003M + 4.750%), 07/07/28	262,664	0.2
507,136	Leslies Poolmart, Inc. 2021 Term Loan B, 7.967%, (US0003M + 2.750%), 03/09/28	506,573	0.3
804,873	Michaels Companies, Inc. 2021 Term Loan B, 9.754%, (TSFR3M + 4.250%), 04/15/28	714,325	0.5
954,364	Petco Health and Wellness Company, Inc. 2021 Term Loan B, 8.754%, (TSFR3M + 3.250%), 03/03/28	950,387	0.6
1,221,875	Pilot Travel Centers LLC 2021 Term Loan B, 7.203%, (TSFR1M + 2.000%), 08/04/28	1,221,389	0.8
390,131	Restoration Hardware, Inc. Term Loan B, 7.693%, (US0001M + 2.500%), 10/20/28	377,817	0.3
621,983	RV Retailer, LLC Term Loan B, 8.971%, (SOFRRATE + 3.750%), 02/08/28	579,999	0.4
149,625	Sally Holdings, LLC 2023 Term Loan B, 7.603%, (TSFR1M + 2.500%), 02/28/30	149,531	0.1
659,834	Staples, Inc. 7 Year Term Loan, 10.299%, (US0003M + 5.000%), 04/16/26	566,427	0.4
252,969	Victorias Secret & Co. Term Loan B, 8.505%, (US0003M + 3.250%), 08/02/28	249,491	0.2
		9,207,021	6.2

	Surface Transport: 1.1%
897,292	American Trailer World Corp. Term Loan B, 8.855%, (TSFR1M + 3.750%), 03/03/28	812,947	0.6
627,283	Worldwide Express Operations, LLC 2021 1st Lien Term Loan, 9.504%, (TSFR3M + 4.000%), 07/26/28	596,605	0.4
250,000	Worldwide Express Operations, LLC 2021 2nd Lien Term Loan, 12.504%, (TSFR3M + 7.000%), 07/26/29	201,250	0.1
		1,610,802	1.1

	Technology: 15.6%
421,017	ABC Financial Services, Inc. 1st Lien Term Loan, 9.467%, (TSFR1M + 4.250%), 01/02/25	416,807	0.3
719,376	Applied Systems, Inc. 2022 Extended 1st Lien Term Loan, 9.742%, (TSFR3M + 4.500%), 09/18/26	721,174	0.5
944,906	AppLovin Corporation 2021 Term Loan B, 8.203%, (TSFR1M + 3.100%), 10/25/28	943,725	0.6

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
		Technology: (continued)
530,000		Asurion LLC 2021 2nd Lien Term Loan B3, 10.453%, (US0001M + 5.250%), 01/31/28	$450,405	0.3
351,249		Atlas Purchaser, Inc. 2021 Term Loan, 10.385%, (US0003M + 5.250%), 05/08/28	237,459	0.2
939,863		Avaya, Inc. 2023 Exit Term Loan, 13.739%, (TSFR3M + 8.500%), 08/01/28	822,380	0.6
1,239,066		Banff Merger Sub Inc 2021 USD Term Loan, 8.967%, (TSFR1M + 3.750%), 10/02/25	1,230,438	0.8
874,680		Bright Bidco B.V. 2022 Exit Term Loan, 14.045%, (TSFR3M + 9.000%), 10/31/27	468,501	0.3
661,052		CDK Global, Inc. 2022 USD Term Loan B, 9.492%, (TSFR3M + 4.250%), 07/06/29	659,924	0.4
389,002		Constant Contact Inc Term Loan, 9.198%, (US0003M + 4.000%), 02/10/28	372,064	0.3
444,350		Cornerstone OnDemand, Inc. 2021 Term Loan, 8.928%, (TSFR3M + 3.750%), 10/16/28	412,690	0.3
500,000		Cvent, Inc. 2023 Term Loan B, 9.004%, (TSFR3M + 3.750%), 06/17/30	495,000	0.3
82,158		Cyxtera DC Holdings, Inc. 2023 DIP Term Loan, 13.793%, (TSFR1M + 8.610%), 12/07/23	81,747	0.1
66,905	(1),(2)	Cyxtera DC Holdings, Inc. 2023 Term Loan, 12.289%, (TSFR1M + 7.000%), 05/01/24	66,236	0.0
174,131		ECI Macola Max Holding, LLC 2020 Term Loan, 9.271%, (TSFR3M + 3.750%), 11/09/27	173,079	0.1
569,969		Hyland Software, Inc. 2018 1st Lien Term Loan, 8.693%, (US0001M + 3.500%), 07/01/24	565,397	0.4
463,213		Imperva, Inc. 1st Lien Term Loan, 9.337%, (US0003M + 4.000%), 01/12/26	420,944	0.3
65,292		Indy US Bidco, LLC 2023 USD Fifth Amendment Incremental Term Loan, 11.353%, (TSFR1M + 6.250%), 03/06/28	61,864	0.0
1,005,266		Informatica LLC 2021 USD Term Loan B, 8.000%, (US0001M + 2.750%), 10/27/28	1,005,685	0.7
150,000		Ivanti Software, Inc. 2021 2nd Lien Term Loan, 12.420%, (US0001M + 7.250%), 12/01/28	99,563	0.1
254,150		Ivanti Software, Inc. 2021 Add On Term Loan B, 9.191%, (US0001M + 4.000%), 12/01/27	213,446	0.1
1,220,077		Ivanti Software, Inc. 2021 Term Loan B, 9.420%, (US0001M + 4.250%), 12/01/27	1,036,430	0.7
527,159		LogMeIn, Inc. Term Loan B, 9.943%, (US0001M + 4.750%), 08/31/27	331,231	0.2
1,026,759		Magenta Buyer LLC 2021 USD 1st Lien Term Loan, 10.030%, (US0003M + 4.750%), 07/27/28	776,058	0.5
560,000		Magenta Buyer LLC 2021 USD 2nd Lien Term Loan, 13.530%, (US0003M + 8.250%), 07/27/29	369,600	0.2
994,975		McAfee, LLC 2022 USD Term Loan B, 9.010%, (TSFR1M + 3.750%), 03/01/29	953,044	0.6
461,835		Misys (Finastra) - TL B 1L, 9.066%, (US0006M + 3.500%), 06/13/24	444,769	0.3
1,483,788		MKS Instruments, Inc. 2022 Term Loan B 1L, 7.939%, (TSFR1M + 2.750%), 08/17/29	1,483,788	1.0
475,516		NortonLifeLock Inc. 2022 Term Loan B, 7.203%, (SOFRRATE + 2.000%), 09/12/29	472,603	0.3
748,120		Open Text Corporation 2022 Term Loan B, 8.584%, (TSFR1M + 3.500%), 01/31/30	750,525	0.5
235,000		Quartz Acquireco LLC Term Loan B, 8.768%, (TSFR3M + 3.500%), 06/28/30	235,294	0.2
485,000		Quest Software US Holdings Inc. 2022 2nd Lien Term Loan, 12.695%, (SOFRRATE + 7.500%), 02/01/30	324,950	0.2
1,051,641		Redstone Buyer LLC 2021 Term Loan, 10.005%, (US0003M + 4.750%), 04/27/28	878,339	0.6
1,464,448	(2),(4)	Riverbed Technology, Inc. 2021 PIK Exit Term Loan, 9.330%, (US0003M + 6.000%) (PIK Rate 2.000%, Cash Rate 10.840%), 12/07/26	395,401	0.3
388,157		Sabre GLBL, Inc. 2022 Term Loan B2 1L, 10.203%, (TSFR1M + 5.000%), 06/30/28	310,849	0.2

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
		Technology: (continued)
396,774		SS&C Technologies Inc. 2022 Term Loan B6, 7.453%, (TSFR1M + 2.250%), 03/22/29	$396,320	0.3
598,016		SS&C Technologies Inc. 2022 Term Loan B7, 7.453%, (TSFR1M + 2.250%), 03/22/29	597,330	0.4
728,175		Tibco Software Inc. 2022 USD Term Loan, 9.842%, (TSFR3M + 4.500%), 03/30/29	682,891	0.5
1,000,000		Travelport Finance (Luxembourg) S.a.r.l. 2023 Consented Term Loan, 13.672%, (TSFR1M + 8.500%), 05/29/26	635,000	0.4
115,000		Ultimate Software Group Inc (The) 2023 Incremental Term Loan, 9.776%, (TSFR3M + 4.500%), 05/04/26	115,024	0.1
1,250,244		Veritas US Inc. 2021 USD Term Loan B, 10.217%, (US0003M + 5.000%), 09/01/25	1,025,513	0.7
282,394		Virgin Pulse, Inc. 2021 Term Loan, 8.967%, (TSFR1M + 3.750%), 04/06/28	269,569	0.2
410,000		World Wide Technology Holding Co. LLC Term Loan, 8.524%, (TSFR1M + 3.250%), 03/01/30	410,769	0.3
371,258		Xperi Corporation 2020 Term Loan B, 8.717%, (US0001M + 3.500%), 06/08/28	370,098	0.2
			23,183,923	15.6

		Telecommunications: 5.7%
775,288		Altice Financing SA 2022 USD Term Loan, 9.986%, (TSFR3M + 5.000%), 10/31/27	752,675	0.5
499,016		Altice France S.A. USD Term Loan B11, 8.023%, (US0003M + 2.750%), 07/31/25	479,887	0.3
1,036,468		Asurion LLC 2020 Term Loan B8, 8.788%, (US0003M + 3.250%), 12/23/26	999,328	0.7
461,460		Asurion LLC 2021 Term Loan B9, 8.788%, (US0003M + 3.250%), 07/31/27	439,397	0.3
430,747		Cablevision Lightpath LLC Term Loan B, 8.443%, (US0001M + 3.250%), 11/30/27	416,030	0.3
977,406		CCI Buyer, Inc. Term Loan, 9.242%, (TSFR3M + 4.000%), 12/17/27	961,931	0.7
1,253		CenturyLink, Inc. 2020 Term Loan B, 7.467%, (US0001M + 2.250%), 03/15/27	969	0.0
810,381		CommScope, Inc. 2019 Term Loan B, 8.443%, (TSFR1M + 3.250%), 04/06/26	778,979	0.5
324,197		GOGO Intermediate Holdings LLC Term Loan B, 8.967%, (US0003M + 3.750%), 04/30/28	324,168	0.2
587,169		Intelsat Jackson Holdings S.A. 2021 Exit Term Loan B, 9.444%, (SOFRRATE + 4.250%), 02/01/29	584,967	0.4
286,821		Securus Technologies Holdings, Inc. 2017 1st Lien Term Loan, 10.038%, (US0003M + 4.500%), 11/01/24	258,549	0.2
779,765		Telesat Canada Term Loan B5, 8.030%, (US0003M + 2.750%), 12/07/26	484,795	0.3
750,000		Virgin Media Bristol LLC 2020 USD Term Loan Q, 8.443%, (US0001M + 3.250%), 01/31/29	747,937	0.5
972,765		Zayo Group Holdings, Inc. USD Term Loan, 8.217%, (TSFR1M + 3.000%), 03/09/27	766,574	0.5
450,000		Ziggo Financing Partnership USD Term Loan I, 7.693%, (US0001M + 2.500%), 04/30/28	444,094	0.3
			8,440,280	5.7

		Utilities: 1.7%
2,356,628		Nautilus Power, LLC 2023 Term Loan B, 10.240%, (TSFR3M + 5.250%), 11/16/26	1,767,471	1.2
724,054		Waterbridge Midstream Operating LLC Term Loan B, 11.005%, (US0003M + 5.750%), 06/22/26	721,113	0.5
			2,488,584	1.7

	Total Loans
	(Cost $227,741,098)		216,500,226	145.3

CORPORATE BONDS/NOTES: 9.8%
		Basic Materials: 0.6%
500,000	#	INEOS Quattro Finance 2 Plc, 3.375%, 01/15/26	456,765	0.3
500,000	#	LSF11 A5 Holdco LLC, 6.625%, 10/15/29	420,277	0.3
			877,042	0.6

		Communications: 0.9%
500,000	#	CommScope, Inc., 4.750%, 09/01/29	394,680	0.3

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications: (continued)
500,000	#	LCPR Senior Secured Financing DAC, 6.750%, 10/15/27	$469,179	0.3
500,000	#	ViaSat, Inc., 5.625%, 04/15/27	467,280	0.3
			1,331,139	0.9

		Consumer, Cyclical: 2.8%
500,000		Delta Air Lines 2020-1 Class A Pass Through Trust, 4.375%, 04/19/28	470,419	0.3
500,000		Ford Motor Credit Co. LLC, 4.125%, 08/17/27	457,022	0.3
500,000	#	Gap, Inc./The, 3.875%, 10/01/31	342,934	0.2
220,000	#	Macy's Retail Holdings LLC, 5.875%, 03/15/30	196,282	0.2
500,000	#	Sonic Automotive, Inc., 4.625%, 11/15/29	419,277	0.3
500,000	#	SRS Distribution, Inc., 6.125%, 07/01/29	432,469	0.3
500,000	#	Taylor Morrison Communities, Inc., 5.750%, 01/15/28	483,925	0.3
500,000	#	Tempur Sealy International, Inc., 3.875%, 10/15/31	408,014	0.3
500,000	#	Williams Scotsman International, Inc., 4.625%, 08/15/28	457,725	0.3
500,000	#	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.250%, 05/15/27	474,221	0.3
			4,142,288	2.8

		Consumer, Non-cyclical: 1.2%
500,000	#	ADT Security Corp./The, 4.125%, 08/01/29	432,422	0.3
500,000	#	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 4.875%, 02/15/30	462,095	0.3
500,000	#	Primo Water Holdings, Inc., 4.375%, 04/30/29	428,968	0.3
500,000		Teva Pharmaceutical Finance Netherlands III BV, 4.750%, 05/09/27	463,161	0.3
			1,786,646	1.2

		Energy: 1.8%
500,000	#	Archrock Partners L.P. / Archrock Partners Finance Corp., 6.250%, 04/01/28	470,150	0.3
500,000	#	Atlantica Sustainable Infrastructure PLC, 4.125%, 06/15/28	446,140	0.3
500,000	#	Hess Midstream Operations L.P., 4.250%, 02/15/30	436,745	0.3
500,000	#	Hilcorp Energy I L.P. / Hilcorp Finance Co., 6.000%, 04/15/30	455,805	0.3
500,000	#	SunCoke Energy, Inc., 4.875%, 06/30/29	420,508	0.3
500,000		Sunoco L.P. / Sunoco Finance Corp., 4.500%, 05/15/29	444,160	0.3
			2,673,508	1.8

		Financial: 0.8%
500,000		OneMain Finance Corp., 5.375%, 11/15/29	425,554	0.3
500,000	#	PRA Group, Inc., 5.000%, 10/01/29	378,995	0.2
500,000	#	United Wholesale Mortgage LLC, 5.750%, 06/15/27	456,990	0.3
			1,261,539	0.8

		Industrial: 1.1%
250,000	#	Cascades, Inc./Cascades USA, Inc., 5.375%, 01/15/28	233,930	0.2
500,000	#	PGT Innovations, Inc., 4.375%, 10/01/29	467,039	0.3
500,000	#	Rolls-Royce PLC, 5.750%, 10/15/27	489,425	0.3
500,000	#	Standard Industries, Inc./NJ, 4.750%, 01/15/28	466,123	0.3
			1,656,517	1.1

		Technology: 0.6%
550,000	#	Entegris Escrow Corp., 6.950%, 06/15/30	527,795	0.3
500,000	#	Open Text Corp., 3.875%, 12/01/29	418,396	0.3
			946,191	0.6

	Total Corporate Bonds/Notes
	(Cost $15,425,485)		14,674,870	9.8

Shares			Value	Percentage of Net Assets
EQUITIES AND OTHER ASSETS: 2.0%
408,271	(5),(7)	24 Hour Fitness Worldwide, Inc.	2,450	0.0
544,388	(5),(7)	24 Hour Fitness Worldwide, Inc. - Preferred	–	0.0
40,157	(5),(7)	Avaya, Inc.	501,963	0.4
50,201	(5),(7)	Cineworld Group PLC	–	0.0
69,381	(7)	Cumulus Media, Inc. Class-A	284,462	0.2
1,674	(5),(7)	GTT Communications, Inc.	22,320	0.0
12,325	(5),(7)	Harvey Gulf International Marine LLC	431,375	0.3
7,471	(5),(7)	iQor	4,983	0.0
102,480	(5)	Longview Power LLC	1,229,760	0.8
6,829	(5),(7)	Riverbed Technology, Inc.	–	0.0
88,701	(5),(7)	Save-A-Lot, Inc. / Moran Foods	22,885	0.0
42,856	(5),(7)	The Oneida Group (formerly EveryWare Global, Inc.)	428	0.0

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
EQUITIES AND OTHER ASSETS: (continued)
24,491	(5),(7)	Yak Access LLC Common Unit Series A	$245	0.0
5,388	(5),(7)	Yak Access LLC Common Unit Series B	54	0.0
580,823	(5),(7)	Yak Access LLC Preferred Series A	458,850	0.3
1,117,890	(5),(7)	Yak Access LLC Preferred Series B1	16,768	0.0
23,080	(5),(7)	Yak Access LLC Preferred Series B2	231	0.0
	Total Equities and Other Assets
	(Cost $4,796,756)		2,976,774	2.0

	Total Long-Term Investments
	(Cost $247,963,339)		234,151,870	157.1

SHORT-TERM INVESTMENTS: 4.7%
		Mutual Funds: 4.7%
6,998,600	(8)	State Street Institutional Liquid Reserves Fund - Premier Class, 5.190%
		(Cost $7,000,000)	7,000,000	4.7

	Total Short-Term Investments
	(Cost $7,000,000)		7,000,000	4.7

	Total Investments (Cost $254,963,339)		$241,151,870	161.8
	Liabilities in Excess of Other Assets		(92,099,463)	(61.8)
	Net Assets		$149,052,407	100.0

*	Loans, while exempt from registration under the Securities Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. These loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate (“LIBOR”) and other short-term rates.
†	Unless otherwise indicated, principal amount is shown in USD.
#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(1)	Defaulted loan. Currently, the borrower is partially or fully in default with respect to principal and/or interest payments.
(2)	Loan is not accruing income because the borrower has missed or is expected to miss principal and/or interest payments. The rate shown is the contractual interest rate.
(3)	All or a portion of this holding is subject to unfunded loan commitments.
(4)	All or a portion of this Loan is payment-in-kind ("PIK") which may pay interest or additional principal at the issuer's discretion. Rates shown are the current rate and possible payment rates.
(5)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(6)	The borrower has filed for protection in federal bankruptcy court.
(7)	Non-income producing security.
(8)	Rate shown is the 7-day yield as of June 30, 2023.

Reference Rate Abbreviations:
SOFRRATE	1-day Secured Overnight Financing Rate
TSFR1M	1-month CME Term Secured Overnight Financing Rate
TSFR3M	3-month CME Term Secured Overnight Financing Rate
US0001M	1-month LIBOR
US0003M	3-month LIBOR
US0006M	6-month LIBOR

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2023
Asset Table
Investments, at fair value
Loans	$–	$215,972,404	$527,822	$216,500,226
Equities and Other Assets	284,462	–	2,692,312	2,976,774
Corporate Bonds/Notes	–	14,674,870	–	14,674,870
Short-Term Investments	7,000,000	–	–	7,000,000
Total Investments, at fair value	$7,284,462	$230,647,274	$3,220,134	$241,151,870

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio's assets and liabilities during the period ended June 30, 2023:

	Equities and Other Assets*	Loans**	Total
Assets:
Beginning balance at March 31, 2023	$1,911,844	$-	$1,911,844
Purchases	501,963	-	501,963
Sales	-	-	-
Accrued discounts/(premiums)	-	-	-
Total realized gain (loss)	-	-	-
Net change in unrealized appreciation (depreciation)	278,505	-	278,505
Transfers into Level 3	-	527,822	527,822
Transfers out of Level 3	-	-	-
Ending balance at June 30, 2023	$2,692,312	$527,822	$3,220,134
Net change in unrealized appreciation (depreciation) on Level 3 securities still held as of June 30, 2023***	$278,505	$-	$278,505

* Securities categorized as Level 3 were fair valued based on a single quotation obtained from a broker. The Fund does not have access to the unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

** Loan transferred into Level 3 due to lack of significant other unobservable inputs.

*** Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on Level 3 securities still held at June, 2023 may be due to securities no longer held or categorized as Level 3 at period end.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$2,783,459
Gross Unrealized Depreciation	(16,594,928)
Net Unrealized Depreciation	$(13,811,469)